Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	41,124,714	40,742,355
Common Stock, shares outstanding	39,032,338	38,649,979
Treasury Stock, shares	2,092,376	2,092,376